American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2019

Core Plus - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 31.0%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	100,255
United Technologies Corp., 6.05%, 6/1/36	95,000	129,418
		229,673
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	160,000	165,676
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	150,721
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	100,188
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	282,671
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	200,277
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	200,000	202,061
General Motors Co., 5.15%, 4/1/38	100,000	102,247
General Motors Financial Co., Inc., 3.20%, 7/6/21	210,000	212,903
General Motors Financial Co., Inc., 5.25%, 3/1/26	75,000	83,292
		1,183,639
Banks — 5.5%
Banco Santander SA, 3.50%, 4/11/22	200,000	205,440
Bank of America Corp., MTN, 4.00%, 1/22/25	250,000	266,706
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	161,443
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	30,000	36,459
Bank of America Corp., VRN, 3.00%, 12/20/23	325,000	332,992
Bank of Montreal, MTN, 3.30%, 2/5/24	30,000	31,266
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	350,000	354,064
BPCE SA, 5.15%, 7/21/24(1)	200,000	219,483
Citibank N.A., 3.65%, 1/23/24	250,000	264,669
Citigroup, Inc., 2.90%, 12/8/21	340,000	345,611
Citigroup, Inc., 4.05%, 7/30/22	80,000	83,610
Citigroup, Inc., VRN, 3.52%, 10/27/28	180,000	189,440
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	261,408
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	85,969
Fifth Third BanCorp., 2.375%, 1/28/25	270,000	270,366
HSBC Holdings plc, 2.95%, 5/25/21	200,000	202,545
HSBC Holdings plc, 4.30%, 3/8/26	200,000	217,766
HSBC Holdings plc, 4.375%, 11/23/26	200,000	216,658
HSBC Holdings plc, VRN, 3.26%, 3/13/23	200,000	204,572
HSBC Holdings plc, VRN, 2.63%, 11/7/25	200,000	200,745
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	140,755
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	238,044
JPMorgan Chase & Co., 3.875%, 9/10/24	380,000	406,769
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	260,982
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	100,000	106,211
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	80,000	86,137

JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	80,000	88,477
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	140,000	158,676
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	30,000	33,707
PNC Bank N.A., 2.70%, 10/22/29	250,000	249,809
PNC Bank N.A., VRN, 2.03%, 12/9/22	310,000	310,418
Regions Financial Corp., 2.75%, 8/14/22	110,000	111,969
Regions Financial Corp., 3.80%, 8/14/23	100,000	105,856
Royal Bank of Canada, 2.15%, 10/26/20	210,000	210,419
Royal Bank of Scotland Group plc, VRN, 3.75%, 11/1/29	200,000	204,213
Truist Bank, 3.30%, 5/15/26	200,000	208,316
U.S. Bancorp, MTN, 3.60%, 9/11/24	70,000	74,389
U.S. Bank N.A., 2.80%, 1/27/25	250,000	258,390
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	208,977
Wells Fargo & Co., 3.07%, 1/24/23	80,000	81,676
Wells Fargo & Co., 4.125%, 8/15/23	10,000	10,621
Wells Fargo & Co., 3.00%, 4/22/26	190,000	195,330
Wells Fargo & Co., 5.61%, 1/15/44	170,000	223,698
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	135,061
Wells Fargo & Co., MTN, VRN, 2.88%, 10/30/30	200,000	201,342
		8,461,454
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	320,000	379,030
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	190,000	220,124
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	155,990
		755,144
Biotechnology — 1.0%
AbbVie, Inc., 3.60%, 5/14/25	280,000	295,524
AbbVie, Inc., 3.20%, 11/21/29(1)	360,000	366,456
AbbVie, Inc., 4.25%, 11/21/49(1)	140,000	147,972
Amgen, Inc., 4.66%, 6/15/51	108,000	127,031
Biogen, Inc., 3.625%, 9/15/22	210,000	218,532
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	104,347
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	247,516
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	55,616
		1,562,994
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	108,904
Standard Industries, Inc., 4.75%, 1/15/28(1)	49,000	50,339
		159,243
Capital Markets — 2.0%
Apollo Management Holdings LP, VRN, 4.95%, 1/14/50(1)	170,000	172,300
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	104,908
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	380,000	399,675
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	49,104
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	70,000	70,992
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	120,000	128,638
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	320,000	328,042
LPL Holdings, Inc., 4.625%, 11/15/27(1)	250,000	255,625
Morgan Stanley, 5.00%, 11/24/25	180,000	202,739

Morgan Stanley, 4.375%, 1/22/47	40,000	47,840
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	63,741
Morgan Stanley, MTN, 4.00%, 7/23/25	440,000	476,117
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	180,000	193,669
MSCI, Inc., 4.00%, 11/15/29(1)	330,000	335,148
UBS Group AG, 3.49%, 5/23/23(1)	200,000	205,822
		3,034,360
Chemicals — 0.2%
CF Industries, Inc., 4.50%, 12/1/26(1)	130,000	141,521
CF Industries, Inc., 5.15%, 3/15/34	110,000	123,129
		264,650
Commercial Services and Supplies — 0.4%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	80,000	80,443
Republic Services, Inc., 3.55%, 6/1/22	190,000	196,271
Waste Connections, Inc., 3.50%, 5/1/29	130,000	137,669
Waste Management, Inc., 4.75%, 6/30/20	70,000	70,902
Waste Management, Inc., 4.15%, 7/15/49	110,000	125,668
		610,953
Communications Equipment — 0.1%
Motorola Solutions, Inc., 4.60%, 5/23/29	190,000	207,306
Consumer Finance — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	150,000	157,277
American Express Co., 3.00%, 10/30/24	50,000	51,681
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	100,004
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	271,305
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	258,300
Capital One Financial Corp., 3.80%, 1/31/28	130,000	139,731
Discover Financial Services, 3.75%, 3/4/25	200,000	211,730
Springleaf Finance Corp., 5.375%, 11/15/29	300,000	313,695
Synchrony Financial, 2.85%, 7/25/22	140,000	141,712
Synchrony Financial, 3.95%, 12/1/27	100,000	105,074
		1,750,509
Containers and Packaging — 0.2%
Berry Global, Inc., 4.875%, 7/15/26(1)	150,000	158,486
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	65,000	68,354
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	130,000	133,358
		360,198
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	10,000	10,254
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	254,291
Voya Financial, Inc., 5.70%, 7/15/43	100,000	125,133
		389,678
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.875%, 8/15/21	180,000	185,463
AT&T, Inc., 3.40%, 5/15/25	130,000	136,268
AT&T, Inc., 2.95%, 7/15/26	220,000	224,366
AT&T, Inc., 3.80%, 2/15/27	100,000	106,650
AT&T, Inc., 4.10%, 2/15/28	160,000	174,035
AT&T, Inc., 5.15%, 11/15/46	190,000	227,222

Orange SA, 4.125%, 9/14/21	100,000	103,636
Telefonica Emisiones SA, 5.46%, 2/16/21	110,000	114,174
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	71,073
Verizon Communications, Inc., 4.75%, 11/1/41	100,000	120,915
Verizon Communications, Inc., 5.01%, 8/21/54	130,000	167,363
		1,631,165
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47	60,000	64,475
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	90,000	96,701
Commonwealth Edison Co., 3.20%, 11/15/49	40,000	39,814
Duke Energy Corp., 3.55%, 9/15/21	80,000	81,727
Duke Energy Corp., 2.65%, 9/1/26	50,000	50,231
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	97,978
Duke Energy Florida LLC, 3.85%, 11/15/42	10,000	10,854
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	22,574
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	53,443
Exelon Corp., 5.15%, 12/1/20	130,000	132,615
Exelon Corp., 4.45%, 4/15/46	60,000	67,357
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	91,588
FirstEnergy Corp., 4.25%, 3/15/23	100,000	105,428
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	80,000	91,563
Florida Power & Light Co., 4.125%, 2/1/42	70,000	80,216
Florida Power & Light Co., 3.15%, 10/1/49	70,000	70,755
Georgia Power Co., 4.30%, 3/15/42	70,000	76,742
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	164,952
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	104,482
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	80,000	79,315
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,552
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	10,000	10,331
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	31,481
		1,706,174
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	115,000	118,157
Entertainment — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	80,414
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.375%, 10/15/26	70,000	72,767
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	110,000	114,820
Boston Properties LP, 3.65%, 2/1/26	200,000	211,888
Crown Castle International Corp., 5.25%, 1/15/23	240,000	260,744
Essex Portfolio LP, 3.625%, 8/15/22	170,000	175,853
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,373
Essex Portfolio LP, 3.00%, 1/15/30	80,000	80,948
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	150,000	170,659
Kilroy Realty LP, 3.80%, 1/15/23	44,000	45,603
Kimco Realty Corp., 2.80%, 10/1/26	150,000	150,739
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	35,000	37,188
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	120,000	123,825
Public Storage, 3.39%, 5/1/29	100,000	106,189

Service Properties Trust, 4.65%, 3/15/24	80,000	83,333
Simon Property Group LP, 2.45%, 9/13/29	120,000	118,103
Ventas Realty LP, 4.125%, 1/15/26	10,000	10,710
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	60,000	61,910
		1,876,652
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	110,000	107,638
Walmart, Inc., 4.05%, 6/29/48	100,000	118,308
		225,946
Food Products — 0.2%
Conagra Brands, Inc., 4.60%, 11/1/25	130,000	143,581
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	180,767
		324,348
Gas Utilities — 0.2%
Dominion Energy Gas Holdings LLC, 3.00%, 11/15/29	230,000	229,365
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	200,000	211,973
DH Europe Finance II Sarl, 3.40%, 11/15/49	100,000	102,006
Medtronic, Inc., 3.50%, 3/15/25	67,000	71,797
Medtronic, Inc., 4.375%, 3/15/35	72,000	85,254
		471,030
Health Care Providers and Services — 1.5%
Aetna, Inc., 2.75%, 11/15/22	60,000	60,981
Anthem, Inc., 3.65%, 12/1/27	80,000	84,689
Anthem, Inc., 4.65%, 1/15/43	59,000	66,513
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	200,000	209,870
Centene Corp., 4.625%, 12/15/29(1)	150,000	158,355
CommonSpirit Health, 2.95%, 11/1/22	100,000	101,871
CVS Health Corp., 3.50%, 7/20/22	70,000	72,258
CVS Health Corp., 2.75%, 12/1/22	20,000	20,326
CVS Health Corp., 4.30%, 3/25/28	260,000	283,953
CVS Health Corp., 4.78%, 3/25/38	80,000	90,822
CVS Health Corp., 5.05%, 3/25/48	70,000	82,835
HCA, Inc., 5.00%, 3/15/24	30,000	32,800
HCA, Inc., 5.375%, 2/1/25	150,000	166,187
HCA, Inc., 4.125%, 6/15/29	290,000	307,882
Northwell Healthcare, Inc., 4.26%, 11/1/47	50,000	53,702
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	150,000	157,298
UnitedHealth Group, Inc., 2.875%, 12/15/21	80,000	81,600
UnitedHealth Group, Inc., 2.875%, 3/15/22	10,000	10,194
UnitedHealth Group, Inc., 3.75%, 7/15/25	170,000	183,591
UnitedHealth Group, Inc., 4.75%, 7/15/45	70,000	86,060
		2,311,787
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 5/15/27(1)	200,000	212,036
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.375%, 5/26/25	160,000	169,251
McDonald's Corp., MTN, 3.625%, 9/1/49	90,000	91,652
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	70,000	75,801
		336,704

Household Durables — 0.4%
D.R. Horton, Inc., 2.50%, 10/15/24	160,000	160,147
Lennar Corp., 4.75%, 11/29/27	100,000	107,935
Toll Brothers Finance Corp., 4.35%, 2/15/28	100,000	104,535
Toll Brothers Finance Corp., 3.80%, 11/1/29	220,000	218,631
		591,248
Independent Power and Renewable Electricity Producers — 0.2%
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	290,700	317,135
Insurance — 1.1%
Allstate Corp. (The), VRN, 5.75%, 8/15/53	125,000	134,574
American International Group, Inc., 4.125%, 2/15/24	420,000	450,981
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	60,000	70,907
Chubb INA Holdings, Inc., 3.15%, 3/15/25	80,000	84,166
Chubb INA Holdings, Inc., 3.35%, 5/3/26	40,000	42,531
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	60,000	78,415
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	84,000	86,580
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	60,000	67,074
Markel Corp., 4.90%, 7/1/22	212,000	225,517
MetLife, Inc., 4.125%, 8/13/42	120,000	136,735
MetLife, Inc., 4.875%, 11/13/43	10,000	12,382
Prudential Financial, Inc., 3.94%, 12/7/49	94,000	102,448
Prudential Financial, Inc., VRN, 5.875%, 9/15/42	100,000	107,687
WR Berkley Corp., 4.625%, 3/15/22	110,000	115,997
		1,715,994
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	190,000	196,563
Fiserv, Inc., 3.50%, 7/1/29	90,000	94,651
Global Payments, Inc., 3.20%, 8/15/29	160,000	163,512
Mastercard, Inc., 3.65%, 6/1/49	80,000	88,726
Western Union Co. (The), 2.85%, 1/10/25	170,000	170,607
		714,059
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	164,502
Media — 1.4%
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	210,970
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	160,000	176,249
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	10,000	10,657
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	240,000	299,731
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	30,000	31,578
Comcast Corp., 4.40%, 8/15/35	30,000	35,155
Comcast Corp., 6.40%, 5/15/38	80,000	112,649
Comcast Corp., 4.60%, 10/15/38	290,000	345,515
Comcast Corp., 4.75%, 3/1/44	150,000	182,488
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	206,885
TEGNA, Inc., 5.00%, 9/15/29(1)	140,000	142,625
ViacomCBS, Inc., 3.125%, 6/15/22	50,000	51,053
ViacomCBS, Inc., 4.25%, 9/1/23	140,000	149,095
ViacomCBS, Inc., 4.85%, 7/1/42	60,000	67,098
ViacomCBS, Inc., 4.375%, 3/15/43	60,000	63,590
		2,085,338

Metals and Mining — 0.3%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	300,000	306,281
Steel Dynamics, Inc., 3.45%, 4/15/30	90,000	91,124
		397,405
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., 4.25%, 11/1/28	120,000	130,248
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	119,078
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	117,244
NiSource, Inc., 5.65%, 2/1/45	110,000	140,353
Sempra Energy, 2.875%, 10/1/22	130,000	132,443
Sempra Energy, 3.25%, 6/15/27	100,000	102,962
Sempra Energy, 4.00%, 2/1/48	50,000	52,643
		794,971
Oil, Gas and Consumable Fuels — 4.4%
BP Capital Markets America, Inc., 4.50%, 10/1/20	80,000	81,525
Cimarex Energy Co., 4.375%, 6/1/24	170,000	179,547
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	74,903
Concho Resources, Inc., 4.375%, 1/15/25	110,000	113,621
Continental Resources, Inc., 3.80%, 6/1/24	100,000	103,445
Continental Resources, Inc., 4.375%, 1/15/28	140,000	148,944
Diamondback Energy, Inc., 5.375%, 5/31/25	100,000	104,994
Diamondback Energy, Inc., 3.50%, 12/1/29	260,000	265,057
Enbridge, Inc., 4.00%, 10/1/23	10,000	10,565
Enbridge, Inc., 3.125%, 11/15/29	190,000	192,476
Encana Corp., 6.50%, 2/1/38	90,000	106,244
Energy Transfer Operating LP, 4.25%, 3/15/23	70,000	73,125
Energy Transfer Operating LP, 5.25%, 4/15/29	200,000	224,630
Energy Transfer Operating LP, 6.50%, 2/1/42	140,000	166,432
Energy Transfer Operating LP, 6.00%, 6/15/48	80,000	93,228
EnLink Midstream LLC, 5.375%, 6/1/29	170,000	160,195
EnLink Midstream Partners LP, 4.85%, 7/15/26	110,000	103,380
Enterprise Products Operating LLC, 4.85%, 3/15/44	200,000	232,318
Equinor ASA, 3.25%, 11/18/49	100,000	100,759
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	104,894
Hess Corp., 6.00%, 1/15/40	70,000	82,672
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	61,370
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	161,000	204,424
MPLX LP, 4.875%, 6/1/25	190,000	207,513
MPLX LP, 4.25%, 12/1/27(1)	60,000	63,204
MPLX LP, 4.50%, 4/15/38	50,000	50,846
MPLX LP, 5.20%, 3/1/47	70,000	75,591
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,436
Newfield Exploration Co., 5.375%, 1/1/26	110,000	119,350
ONEOK, Inc., 3.40%, 9/1/29	130,000	132,174
Petroleos Mexicanos, 6.00%, 3/5/20	67,000	67,543
Petroleos Mexicanos, 4.875%, 1/24/22	350,000	362,884
Petroleos Mexicanos, 6.50%, 3/13/27	600,000	638,741
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	51,397
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	72,035
Phillips 66, 4.30%, 4/1/22	60,000	62,976

Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	180,000	184,691
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	315,000	354,667
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	200,154
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	233,924
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	51,714
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	215,000	219,799
Williams Cos., Inc. (The), 4.125%, 11/15/20	280,000	283,364
Williams Cos., Inc. (The), 4.55%, 6/24/24	135,000	145,722
Williams Cos., Inc. (The), 5.10%, 9/15/45	80,000	89,094
		6,730,567
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	180,000	185,011
Pharmaceuticals — 0.7%
Allergan Finance LLC, 3.25%, 10/1/22	60,000	61,315
Allergan Funding SCS, 3.85%, 6/15/24	100,000	105,022
Allergan Funding SCS, 4.55%, 3/15/35	100,000	109,252
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	150,000	156,313
Bristol-Myers Squibb Co., 3.25%, 8/15/22(1)	200,000	206,638
Bristol-Myers Squibb Co., 3.875%, 8/15/25(1)	110,000	118,998
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)	50,000	59,255
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	140,796
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	100,000	97,027
Zoetis, Inc., 3.00%, 9/12/27	70,000	71,954
		1,126,570
Road and Rail — 0.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	206,083
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	122,356
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	140,462
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	90,000	102,005
CSX Corp., 3.25%, 6/1/27	170,000	178,663
Union Pacific Corp., 3.60%, 9/15/37	50,000	52,126
Union Pacific Corp., 3.84%, 3/20/60(1)	10,000	10,159
Union Pacific Corp., MTN, 3.55%, 8/15/39	80,000	83,207
		895,061
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	207,534
Software — 0.5%
Microsoft Corp., 2.70%, 2/12/25	150,000	155,025
Microsoft Corp., 3.45%, 8/8/36	150,000	164,233
Microsoft Corp., 4.25%, 2/6/47	180,000	220,465
Oracle Corp., 2.50%, 10/15/22	10,000	10,184
Oracle Corp., 2.65%, 7/15/26	20,000	20,455
Oracle Corp., 3.25%, 11/15/27	170,000	180,174
		750,536
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	20,000	21,352
Home Depot, Inc. (The), 3.00%, 4/1/26	150,000	156,767
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	239,938
Home Depot, Inc. (The), 3.90%, 6/15/47	20,000	22,596
		440,653

Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.75%, 1/13/25	80,000	82,642
Apple, Inc., 2.50%, 2/9/25	130,000	132,381
Apple, Inc., 2.45%, 8/4/26	120,000	121,683
Apple, Inc., 3.20%, 5/11/27	10,000	10,549
Apple, Inc., 2.90%, 9/12/27	250,000	260,338
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	230,000	249,473
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	320,000	368,310
		1,225,376
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	110,000	119,823
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	55,000	56,305
Rogers Communications, Inc., 3.70%, 11/15/49	80,000	80,850
		137,155
TOTAL CORPORATE BONDS (Cost $45,200,884)		47,408,914
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.80%), 2/1/38	52,075	54,866
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	44,371	46,781
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	48,677	51,116
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	21,394	22,451
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	137,022	141,211
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	21,405	22,069
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	20,074	20,754
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	389	402
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	216,902	220,286
FNMA, VRN, 3.93%, (6-month LIBOR plus 1.57%), 6/1/35	22,734	23,545
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	11,207	11,823
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	88,058	92,269
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	96,992	98,873
		806,446
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.9%
FHLMC, 4.50%, 6/1/21	1,260	1,301
FHLMC, 5.50%, 1/1/38	5,154	5,691
FHLMC, 5.50%, 4/1/38	33,248	37,355
FHLMC, 3.00%, 2/1/43	467,500	481,555
FHLMC, 3.00%, 7/1/49	2,010,352	2,041,281
FHLMC, 3.00%, 10/1/49	791,549	803,168
FNMA, 5.00%, 7/1/20	2,443	2,524
FNMA, 5.00%, 7/1/31	272,261	293,152
FNMA, 4.50%, 10/1/33	140,725	151,373
FNMA, 5.00%, 11/1/33	314,190	346,531
FNMA, 6.00%, 12/1/33	200,024	229,263
FNMA, 3.50%, 3/1/34	767,579	795,185
FNMA, 5.50%, 4/1/34	81,471	91,326
FNMA, 5.50%, 4/1/34	242,807	273,248
FNMA, 5.00%, 8/1/34	39,383	43,427
FNMA, 5.50%, 8/1/34	77,802	87,580

FNMA, 5.00%, 4/1/35	192,071	211,831
FNMA, 5.00%, 8/1/35	12,603	13,880
FNMA, 4.50%, 9/1/35	14,985	16,246
FNMA, 5.50%, 7/1/36	11,954	13,214
FNMA, 5.50%, 12/1/36	20,412	22,943
FNMA, 6.00%, 7/1/37	52,639	60,295
FNMA, 6.00%, 8/1/37	32,459	37,109
FNMA, 6.50%, 8/1/37	2,138	2,367
FNMA, 6.00%, 9/1/37	38,938	43,745
FNMA, 6.00%, 11/1/37	43,775	50,144
FNMA, 5.00%, 3/1/38	68,821	75,572
FNMA, 6.50%, 9/1/38	126,386	141,420
FNMA, 5.50%, 1/1/39	82,202	92,251
FNMA, 5.00%, 2/1/39	187,598	206,696
FNMA, 4.50%, 4/1/39	66,919	73,374
FNMA, 4.50%, 5/1/39	169,181	185,075
FNMA, 6.50%, 5/1/39	2,649	3,002
FNMA, 4.50%, 10/1/39	294,569	324,354
FNMA, 4.00%, 10/1/40	308,790	332,862
FNMA, 4.50%, 11/1/40	278,297	302,953
FNMA, 4.00%, 8/1/41	448,091	481,014
FNMA, 4.50%, 9/1/41	259,018	281,405
FNMA, 3.50%, 5/1/42	371,682	391,705
FNMA, 3.50%, 6/1/42	436,820	462,066
FNMA, 3.50%, 9/1/42	322,199	339,558
FNMA, 3.50%, 5/1/45	870,118	912,187
FNMA, 3.50%, 5/1/46	708,152	737,517
FNMA, 3.00%, 11/1/46	1,676,948	1,716,913
FNMA, 3.50%, 2/1/47	2,170,285	2,275,021
FNMA, 3.50%, 7/1/47	1,810,170	1,878,878
FNMA, 6.50%, 8/1/47	763	819
FNMA, 6.50%, 9/1/47	1,545	1,653
FNMA, 6.50%, 9/1/47	74	80
FNMA, 6.50%, 9/1/47	813	869
FNMA, 3.00%, 4/1/48	1,056,885	1,084,833
FNMA, 4.00%, 6/1/48	2,242,412	2,341,053
FNMA, 4.00%, 10/1/48	1,143,427	1,190,558
FNMA, 3.50%, 5/1/49	485,204	499,939
FNMA, 3.50%, 8/1/49	2,227,661	2,291,956
GNMA, 3.00%, TBA	2,650,000	2,720,481
GNMA, 5.50%, 12/15/32	82,197	91,217
GNMA, 6.00%, 9/20/38	24,446	27,947
GNMA, 5.50%, 12/20/38	58,205	64,851
GNMA, 4.50%, 6/15/39	373,523	408,522
GNMA, 4.50%, 1/15/40	151,023	164,278
GNMA, 4.50%, 4/15/40	240,061	262,663
GNMA, 4.00%, 11/20/40	490,132	520,021
GNMA, 3.50%, 6/20/42	527,010	556,949
GNMA, 2.50%, 7/20/46	454,328	456,462

GNMA, 2.50%, 2/20/47	544,751	547,305
UMBS, 3.50%, TBA	4,600,000	4,729,852
UMBS, 4.00%, TBA	1,250,000	1,299,911
		36,631,776
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $36,818,383)		37,438,222
U.S. TREASURY SECURITIES — 20.3%
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	359,281
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	600,000	802,398
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	226,683
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	340,039
U.S. Treasury Bonds, 3.00%, 5/15/42	1,900,000	2,112,115
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	435,435
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	200,000	227,320
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	222,754
U.S. Treasury Bonds, 2.50%, 2/15/45	700,000	713,634
U.S. Treasury Bonds, 3.00%, 5/15/45	1,100,000	1,226,981
U.S. Treasury Bonds, 3.00%, 11/15/45	300,000	335,324
U.S. Treasury Bonds, 3.375%, 11/15/48	800,000	964,489
U.S. Treasury Bonds, 2.25%, 8/15/49	3,000,000	2,907,710
U.S. Treasury Bonds, 2.375%, 11/15/49	300,000	298,733
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	905,445	914,563
U.S. Treasury Notes, 2.625%, 12/15/21	500,000	509,878
U.S. Treasury Notes, 2.375%, 3/15/22	2,500,000	2,542,817
U.S. Treasury Notes, 1.75%, 6/15/22	2,500,000	2,509,514
U.S. Treasury Notes, 1.50%, 9/15/22	4,000,000	3,989,375
U.S. Treasury Notes, 1.875%, 9/30/22	3,000,000	3,021,956
U.S. Treasury Notes, 1.625%, 11/15/22	1,000,000	1,000,324
U.S. Treasury Notes, 1.25%, 8/31/24	1,700,000	1,666,221
U.S. Treasury Notes, 1.50%, 11/30/24	700,000	693,762
U.S. Treasury Notes, 1.625%, 9/30/26	2,100,000	2,072,900
U.S. Treasury Notes, 3.125%, 11/15/28	700,000	769,305
U.S. Treasury Notes, 1.625%, 8/15/29	300,000	292,085
TOTAL U.S. TREASURY SECURITIES (Cost $30,524,664)		31,155,596
ASSET-BACKED SECURITIES — 7.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	251,550
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	101,194	101,318
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	275,676	287,848
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	62,125	61,963
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	93,479	93,878
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	152,966	153,571
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.69%, (1-month LIBOR plus 0.95%), 3/17/37(1)	725,000	719,253
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.02%, (1-month LIBOR plus 1.28%), 6/17/37(1)	575,000	575,282
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 7/17/37(1)	550,000	549,986
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	127,755	128,405
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	47,823	47,811
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	47,937	47,921
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	668,903	668,914
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	307,060	314,433
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	373,632	374,148

Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	848,421	849,664
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	326,078
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	675,000	697,285
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,014,881
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	675,000	685,284
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	75,790	76,410
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	70,322	70,695
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	70,163	70,006
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	299,703	304,505
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	419,287	419,965
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	300,000	306,084
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	527,533	530,872
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	214,947	218,634
Towd Point Mortgage Trust, Series 2019-2, Class M1, VRN, 3.75%, 12/25/58(1)	750,000	781,140
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	65,236	68,663
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	152,789	152,485
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	214,434	214,233
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	245,013	251,835
TOTAL ASSET-BACKED SECURITIES (Cost $11,318,891)		11,415,000
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 4.39%, (3-month LIBOR plus 2.55%), 1/20/33(1)(3)	475,000	475,000
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.20%, (3-month LIBOR plus 1.20%), 1/15/29(1)	375,000	374,848
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(1)	175,000	173,085
Atrium XIII, Series 13A, Class B, VRN, 3.43%, (3-month LIBOR plus 1.50%), 11/21/30(1)	200,000	198,545
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(1)	250,000	244,591
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(1)	200,000	196,661
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(1)	200,000	195,449
CIFC Funding Ltd., Series 2013-2A, Class A2LR, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/18/30(1)	750,000	745,488
CIFC Funding Ltd., Series 2016-1A, Class BR, VRN, 3.92%, (3-month LIBOR plus 1.95%), 10/21/31(1)	250,000	250,362
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/18/31(1)	450,000	441,136
Gilbert Park CLO Ltd., Series 2017-1A, Class B, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/15/30(1)	300,000	297,676
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.52%, (3-month LIBOR plus 1.55%), 4/20/30(1)	300,000	294,935
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)	300,000	299,821
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.57%, (3-month LIBOR plus 1.60%), 7/20/31(1)	150,000	147,908
LCM XIV LP, Series 2014A, Class BR, VRN, 3.55%, (3-month LIBOR plus 1.58%), 7/20/31(1)	500,000	494,277
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.47%, (3-month LIBOR plus 1.50%), 4/19/30(1)	275,000	272,597
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.50%, (3-month LIBOR plus 1.50%), 4/15/31(1)	350,000	346,562
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	500,000	501,823
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 4.46%, (3-month LIBOR plus 2.55%), 1/15/33(1)	700,000	702,656
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 3.68%, (3-month LIBOR plus 1.85%), 10/15/32(1)	450,000	450,443
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.15%, (3-month LIBOR plus 1.15%), 4/18/31(1)	150,000	148,769
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(1)	200,000	196,516
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.04%, (3-month LIBOR plus 1.07%), 10/20/28(1)	150,000	150,057
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.34%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	341,696
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.70%, (3-month LIBOR plus 1.70%), 10/18/31(1)	150,000	148,879
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,128,217)		8,089,780

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	55,680	56,826
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	95,193	97,785
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.15%, 8/25/34	24,335	23,841
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	107,398	110,450
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	77,944	79,892
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,075	1,060
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	129,051	137,768
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	4,128	4,185
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	137,137	139,520
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.97%, 10/25/34	46,170	46,460
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	55,406	57,966
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.36%, 1/25/37	73,933	63,831
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	168,022	171,887
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	76,444	78,692
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	44,302	44,589
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	174,631	172,698
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	13,833	14,228
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.70%, 11/21/34	47,091	48,415
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.93%, 11/25/35	106,752	108,081
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	133,100	139,642
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.29%, (1-month LIBOR plus 1.50%), 6/25/57(1)	240,167	243,820
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	274,914	282,465
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	306,975	309,471
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	80,558	81,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.16%, 7/25/34	56,025	56,950
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.27%, 7/25/36	111,042	107,530
Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(1)	224,507	225,046
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.28%, 8/25/35	70,919	71,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	261,925	264,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	104,985	106,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	33,998	34,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.51%, 10/25/36	79,308	79,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.35%, 12/25/36	56,097	56,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	91,585	92,376
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	52,566	51,731
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	368,607	367,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2018-1, Class A3, VRN, 3.50%, 7/25/47(1)	387,388	393,313
		4,421,042
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.04%, (1-month LIBOR plus 3.25%), 5/25/25	175,000	184,355
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.99%, (1-month LIBOR plus 1.20%), 10/25/29	262,131	263,119
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.59%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	100,297
FHLMC, Series 3397, Class GF, VRN, 2.24%, (1-month LIBOR plus 0.50%), 12/15/37	84,572	84,781
FNMA, Series 2014-C02, Class 1M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	322,120	335,672
FNMA, Series 2014-C02, Class 2M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	340,865	353,499
FNMA, Series 2016-C03, Class 2M2, VRN, 7.69%, (1-month LIBOR plus 5.90%), 10/25/28	151,655	164,004

FNMA, Series 2017-C03, Class 1M2, VRN, 4.79%, (1-month LIBOR plus 3.00%), 10/25/29	225,000	235,257
FNMA, Series 2017-C05, Class 1M2, VRN, 3.99%, (1-month LIBOR plus 2.20%), 1/25/30	300,000	305,403
FNMA, Series 2017-C06, Class 2M2, VRN, 4.59%, (1-month LIBOR plus 2.80%), 2/25/30	701,767	721,326
FNMA, Series 2017-C07, Class 1M2, VRN, 4.19%, (1-month LIBOR plus 2.40%), 5/25/30	150,000	152,917
		2,900,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,222,441)		7,321,672
EXCHANGE-TRADED FUNDS — 3.9%
iShares iBoxx High Yield Corporate Bond ETF	35,100	3,086,694
SPDR Bloomberg Barclays High Yield Bond ETF	26,700	2,924,718
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,957,912)		6,011,412
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	400,000	423,497
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	300,000	328,482
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	400,000	417,764
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	325,000	335,063
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	400,000	416,854
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(1)	525,000	529,194
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	320,000	334,981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.03%, 12/15/46	260,000	279,492
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	795,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	500,000	525,070
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	400,000	417,288
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	500,000	522,195
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,202,245)		5,324,912
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.9%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	196,223
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	340,893
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	221,321
Egypt — 0.2%
Egypt Government International Bond, 8.50%, 1/31/47	200,000	221,748
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47	200,000	212,716
Jordan Government International Bond, 7.375%, 10/10/47	200,000	213,762
		426,478
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25	200,000	208,067
Nigeria — 0.1%
Nigeria Government International Bond, 7.625%, 11/21/25	200,000	221,084
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	131,823
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	102,275
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	60,000	62,583

Republic of Poland Government International Bond, 3.00%, 3/17/23	100,000	103,198
		165,781
Russia — 0.2%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	249,399
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	187,272
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36	200,000	206,908
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	86,275
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,817,404)		2,965,547
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	263,846
Chicago GO, 7.05%, 1/1/29	50,000	54,899
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	95,000	95,000
Houston GO, 3.96%, 3/1/47	50,000	55,366
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	112,706
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	71,083
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	61,189
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	61,075
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.19%, 2/15/43(3)	85,000	85,444
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	93,431
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	87,589
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	97,327
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	228,461
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	200,637
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	105,877
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	68,897
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	64,973
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	53,284
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	122,382
State of California GO, 6.65%, 3/1/22	40,000	43,142
State of California GO, 4.60%, 4/1/38	10,000	11,088
State of California GO, 7.55%, 4/1/39	130,000	208,775
State of California GO, 7.30%, 10/1/39	5,000	7,644
State of California GO, 7.60%, 11/1/40	25,000	41,321
State of Illinois GO, 5.10%, 6/1/33	40,000	43,154
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	53,222
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	53,354
State of Washington GO, 5.14%, 8/1/40	90,000	115,033
TOTAL MUNICIPAL SECURITIES (Cost $2,009,811)		2,560,199
BANK LOAN OBLIGATIONS(4) — 0.4%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24	190,000	190,864
Health Care Providers and Services — 0.2%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.30%, (1-month LIBOR plus 2.50%), 2/16/23	195,088	195,837
Hotels, Restaurants and Leisure†
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.55%, (1-month LIBOR plus 2.75%), 12/23/24	38,701	38,826

Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 4.74%, (1-month LIBOR plus 3.00%), 6/2/25	131,953	132,874
TOTAL BANK LOAN OBLIGATIONS (Cost $556,282)		558,401
PREFERRED STOCKS — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 4.95% (Cost $120,000)	120,000	124,545
TEMPORARY CASH INVESTMENTS — 1.9%
Credit Agricole Corporate and Investment Bank, 1.56%, 1/2/20(1)(5)	1,031,000	1,030,913
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $1,555,938), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $1,523,238)		1,523,124
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $350,518), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $339,012)		339,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,893,080)		2,893,037
TOTAL INVESTMENT SECURITIES — 106.6% (Cost $158,770,214)		163,267,237
OTHER ASSETS AND LIABILITIES(6) — (6.6)%		(10,154,581)
TOTAL NET ASSETS — 100.0%		$153,112,656

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	556,536	USD	384,722	UBS AG	3/18/20	$6,551
AUD	1,121,572	USD	775,343	UBS AG	3/18/20	13,180
USD	196,195	AUD	284,274	UBS AG	3/18/20	(3,665)
USD	577,257	AUD	836,301	UBS AG	3/18/20	(10,706)
BRL	2,547,052	USD	618,938	Goldman Sachs & Co.	3/18/20	12,292
USD	620,778	BRL	2,547,052	Goldman Sachs & Co.	3/18/20	(10,452)
CAD	509,268	USD	386,386	UBS AG	3/18/20	5,901
CLP	364,016,822	USD	474,135	Goldman Sachs & Co.	3/18/20	10,378
USD	481,027	CLP	364,016,822	Goldman Sachs & Co.	3/18/20	(3,486)
EUR	9	USD	10	JPMorgan Chase Bank N.A.	3/18/20	—
IDR	3,950,045,411	USD	280,443	Goldman Sachs & Co.	3/18/20	3,359
USD	564,708	IDR	7,976,497,995	Goldman Sachs & Co.	3/18/20	(8,387)
USD	388,178	ILS	1,344,497	UBS AG	3/18/20	(2,737)
INR	40,564,081	USD	569,320	Goldman Sachs & Co.	3/18/20	(4,167)
USD	281,035	INR	20,148,802	Goldman Sachs & Co.	3/18/20	315
KZT	205,496,938	USD	524,026	Goldman Sachs & Co.	3/18/20	5,310
KZT	177,478,646	USD	449,883	Goldman Sachs & Co.	3/18/20	7,282
MXN	3,652,912	USD	190,432	Morgan Stanley	3/18/20	630
MXN	224	USD	12	Morgan Stanley	3/18/20	—
MYR	1,587,677	USD	384,519	Goldman Sachs & Co.	3/18/20	4,228
MYR	3,195,431	USD	769,983	Goldman Sachs & Co.	3/18/20	12,426
NOK	3,488,294	USD	387,408	Goldman Sachs & Co.	3/18/20	10,013
NOK	7,388,261	USD	812,066	Goldman Sachs & Co.	3/18/20	29,678
USD	812,299	NOK	7,388,261	Goldman Sachs & Co.	3/18/20	(29,446)
PEN	1,512,952	USD	450,820	Goldman Sachs & Co.	3/18/20	4,666
USD	747,492	PEN	2,545,361	Goldman Sachs & Co.	3/18/20	(18,809)
PHP	9,658,443	USD	190,427	Goldman Sachs & Co.	3/18/20	(375)
USD	381,552	PHP	19,363,002	Goldman Sachs & Co.	3/18/20	541
USD	380,832	PLN	1,467,405	UBS AG	3/18/20	(6,020)
SEK	9,586,447	USD	1,024,368	Goldman Sachs & Co.	3/18/20	2,822
USD	410,870	SEK	3,827,090	Goldman Sachs & Co.	3/18/20	796
USD	582,896	THB	17,591,796	Goldman Sachs & Co.	3/18/20	(5,447)
						$26,671

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	3	March 2020	$300,000	$385,266	$(3,835)
U.S. Treasury 2-Year Notes	14	March 2020	$2,800,000	3,017,000	(406)
U.S. Treasury 5-Year Notes	24	March 2020	$2,400,000	2,846,625	4,446
U.S. Treasury Long Bonds	2	March 2020	$200,000	311,812	(7,067)
				$6,560,703	$(6,862)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$1,500,000	$24,456	$15,142	$39,598

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(470)	$5,821	$5,351

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,882,184, which represented 20.2% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $156,427.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	47,408,914	—
U.S. Government Agency Mortgage-Backed Securities	—	37,438,222	—
U.S. Treasury Securities	—	31,155,596	—
Asset-Backed Securities	—	11,415,000	—
Collateralized Loan Obligations	—	8,089,780	—
Collateralized Mortgage Obligations	—	7,321,672	—
Exchange-Traded Funds	6,011,412	—	—
Commercial Mortgage-Backed Securities	—	5,324,912	—
Sovereign Governments and Agencies	—	2,965,547	—
Municipal Securities	—	2,560,199	—
Bank Loan Obligations	—	558,401	—
Preferred Stocks	—	124,545	—
Temporary Cash Investments	—	2,893,037	—
	6,011,412	157,255,825	—
Other Financial Instruments
Futures Contracts	4,446	—	—
Swap Agreements	—	44,949	—
Forward Foreign Currency Exchange Contracts	—	130,368	—
	4,446	175,317	—

Liabilities
Other Financial Instruments
Futures Contracts	11,308	—	—
Forward Foreign Currency Exchange Contracts	—	103,697	—
	11,308	103,697	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.